Document and Entity Information	Aug. 07, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 07, 2019
Entity Registrant Name	CommScope Holding Company, Inc.
Entity Central Index Key	0001517228
Trading Symbol	COMM
Entity Emerging Growth Company	false
Entity File Number	001-36146
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	27-4332098
Entity Address, Address Line One	1100 CommScope Place, SE
Entity Address, City or Town	Hickory
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28602
City Area Code	(828)
Local Phone Number	324-2200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Security Exchange Name	NASDAQ